 The Universal Institutional Funds, Inc. Prospectus Supplement

  June 30, 2004

The Universal Institutional Funds, Inc.

 Supplement dated
 June 30, 2004 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2004:

 Equity Growth
 Portfolio ("Class I")

--------------------------------------------------------------------------------

The section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

   The Portfolio's assets are managed by the U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director, David Cohen, Executive Director, and Sam Chainani, Vice President.






Please retain this supplement for future reference.

 The Universal Institutional Funds, Inc. Prospectus Supplement

  June 30, 2004

The Universal Institutional Funds, Inc.

 Supplement dated
 June 30, 2004 to
 The Universal Institutional
 Funds, Inc. Prospectus
 dated May 1, 2004:

 Equity Growth
 Portfolio ("Class II")

--------------------------------------------------------------------------------

The section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

   The Portfolio's assets are managed by the U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director, David Cohen, Executive Director, and Sam Chainani, Vice President.






Please retain this supplement for future reference.